Income Taxes - Components of the deferred income tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Deferred reinsurance gain	$ 0	$ 5
Net operating loss carryforward	224	0
Intangible assets	156	0
Other assets	12	1
Total deferred tax assets	392	6
Deferred tax liabilities
Unrealized net capital gains	(111)	(320)
Life and annuity reserves	(337)	(231)
Investments	(208)	(181)
DAC	(190)	(181)
Other investments	(211)	0
Other liabilities	(128)	(49)
Total deferred tax liabilities	(1,185)	(962)
Net deferred tax liability	$ (793)	$ (956)